Deferred Income Tax Assets and Liabilities - Summary of Deferred Income Tax Assets and Liabilities Parenthetical (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	26.40%	26.50%	[1]	27.50%	[2]

[1]	The rate of 26.4% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2023.
[2]	The corporate tax rate was changed due to the amendment of corporate tax law in 2022. Accordingly, the rate of 26.5% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2022.